Cover	Jul. 20, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38764
Entity Registrant Name	Niki BioSolutions, Inc.
Entity Central Index Key	0001734005
Entity Tax Identification Number	42-3265309
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	116 Village Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	951-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	NIKI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	Aptorum Group Limited
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1BN